Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net		$ 8,248,108	$ 7,991,103
Cost of revenues		(6,554,925)	(6,351,394)
Gross profit		1,693,183	1,639,709
Operating expenses
Marketing expenses		(488,516)	(218,895)
Share-based compensation		(946,444)	(861,551)
General and administrative expenses		(7,162,954)	(6,973,526)
Total operating expenses		(8,597,914)	(8,053,972)
Loss from operations		(6,904,731)	(6,414,263)
Other income (expense)
Other income		15,086	103,006
Interest income		6,607	7,560
Interest expense		(409,884)	(290,745)
Total other expenses, net		(388,191)	(180,179)
Loss before income taxes		(7,292,922)	(6,594,442)
Provision for income taxes
Net loss		(7,292,922)	(6,594,442)
Other comprehensive (loss) income
Foreign currency translation adjustment		(137,033)	259,131
Total comprehensive loss		$ (7,429,955)	$ (6,335,311)
Loss per share - basic		$ (2.30)	$ (2.31)
Loss per share - diluted		$ (2.30)	$ (2.31)
Weighted average number of ordinary shares outstanding - basic	[1]	3,165,662	2,857,153
Weighted average number of ordinary shares outstanding - diluted	[1]	3,165,662	2,857,153

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.